Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Opportunistic Insights Fund

September 30, 2019

ZPI-QTLY-1119
1.9881593.102

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
COMMUNICATION SERVICES - 15.8%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc. (a)	400	$8,512
Entertainment - 3.0%
Activision Blizzard, Inc.	629	33,287
Live Nation Entertainment, Inc. (a)	223	14,794
Netflix, Inc. (a)	2,124	568,425
Spotify Technology SA (a)	92	10,488
The Walt Disney Co.	1,857	242,004
		868,998
Interactive Media & Services - 11.7%
Alphabet, Inc.:
Class A (a)	448	547,071
Class C (a)	475	579,025
CarGurus, Inc. Class A (a)	152	4,704
Facebook, Inc. Class A (a)	12,237	2,179,164
Twitter, Inc. (a)	1,038	42,766
		3,352,730
Media - 0.6%
Charter Communications, Inc. Class A (a)	24	9,891
Comcast Corp. Class A	722	32,548
Liberty Media Corp. Liberty Formula One Group Series C (a)	2,770	115,204
		157,643
Wireless Telecommunication Services - 0.5%
SoftBank Corp.	200	7,892
T-Mobile U.S., Inc. (a)	1,721	135,563
		143,455

TOTAL COMMUNICATION SERVICES		4,531,338

CONSUMER DISCRETIONARY - 12.6%
Automobiles - 0.1%
General Motors Co.	184	6,896
Toyota Motor Corp.	300	20,148
		27,044
Hotels, Restaurants & Leisure - 2.0%
Chipotle Mexican Grill, Inc. (a)	174	146,242
Evolution Gaming Group AB (b)	200	3,933
Hilton Worldwide Holdings, Inc.	391	36,406
McDonald's Corp.	1,628	349,548
Sea Ltd. ADR (a)	100	3,095
Starbucks Corp.	450	39,789
		579,013
Household Durables - 0.1%
D.R. Horton, Inc.	100	5,271
Mohawk Industries, Inc. (a)	172	21,340
		26,611
Internet & Direct Marketing Retail - 7.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	52	8,696
Amazon.com, Inc. (a)	1,116	1,937,276
eBay, Inc.	1,413	55,079
Meituan Dianping Class B	300	3,066
MercadoLibre, Inc. (a)	42	23,152
Pinduoduo, Inc. ADR (a)	100	3,222
		2,030,491
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	201	22,946
Specialty Retail - 1.6%
AutoZone, Inc. (a)	10	10,846
John David Group PLC	1,700	15,706
National Vision Holdings, Inc. (a)	126	3,033
O'Reilly Automotive, Inc. (a)	138	54,994
Ross Stores, Inc.	221	24,277
The Home Depot, Inc.	1,075	249,422
TJX Companies, Inc.	2,064	115,047
		473,325
Textiles, Apparel & Luxury Goods - 1.6%
adidas AG	650	202,374
Burberry Group PLC	300	8,019
Deckers Outdoor Corp. (a)	98	14,441
Gildan Activewear, Inc.	576	20,443
Hermes International SCA	9	6,219
lululemon athletica, Inc. (a)	100	19,253
LVMH Moet Hennessy Louis Vuitton SE	35	13,887
NIKE, Inc. Class B	1,218	114,395
VF Corp.	576	51,258
		450,289

TOTAL CONSUMER DISCRETIONARY		3,609,719

CONSUMER STAPLES - 4.7%
Beverages - 1.3%
Budweiser Brewing Co. APAC Ltd. (a)(b)	3,700	13,313
Diageo PLC	588	24,020
Keurig Dr. Pepper, Inc.	2,598	70,977
Monster Beverage Corp. (a)	229	13,296
PepsiCo, Inc.	837	114,753
The Coca-Cola Co.	2,791	151,942
		388,301
Food & Staples Retailing - 1.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	622	19,061
Costco Wholesale Corp.	1,009	290,703
Walmart, Inc.	61	7,239
		317,003
Food Products - 0.3%
Barry Callebaut AG	2	4,124
Mondelez International, Inc.	922	51,005
The Simply Good Foods Co. (a)	694	20,119
		75,248
Personal Products - 2.0%
Estee Lauder Companies, Inc. Class A	2,412	479,867
Kao Corp.	200	14,835
L'Oreal SA	14	3,920
Shiseido Co. Ltd.	600	48,156
Unilever NV	285	17,114
		563,892

TOTAL CONSUMER STAPLES		1,344,444

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Birchcliff Energy Ltd.	5,087	8,217
Centennial Resource Development, Inc. Class A (a)	5,614	25,347
Continental Resources, Inc.	214	6,589
Hess Corp.	1,916	115,880
Magnolia Oil & Gas Corp. Class A (a)	1,966	21,823
Noble Energy, Inc.	300	6,738
Reliance Industries Ltd.	6,370	120,128
Tamarack Valley Energy Ltd. (a)	3,734	5,721
		310,443
FINANCIALS - 13.6%
Banks - 6.0%
Bank of America Corp.	24,960	728,083
Citigroup, Inc.	3,596	248,412
HDFC Bank Ltd. sponsored ADR	2,392	136,464
JPMorgan Chase & Co.	4,280	503,713
Kotak Mahindra Bank Ltd.	3,985	92,761
		1,709,433
Capital Markets - 1.0%
Bank of New York Mellon Corp.	2,185	98,784
Brookfield Asset Management, Inc.	603	32,013
Brookfield Asset Management, Inc. Class A	636	33,772
CME Group, Inc.	501	105,881
S&P Global, Inc.	35	8,574
		279,024
Consumer Finance - 1.1%
American Express Co.	2,670	315,808
Diversified Financial Services - 4.5%
Berkshire Hathaway, Inc. Class A (a)	4	1,247,328
Clarivate Analytics PLC (a)	2,261	38,143
		1,285,471
Insurance - 1.0%
Admiral Group PLC	1,703	44,349
AFLAC, Inc.	75	3,924
American International Group, Inc.	1,791	99,759
Chubb Ltd.	259	41,813
Fairfax Financial Holdings Ltd. (sub. vtg.)	48	21,159
Hapvida Participacoes e Investimentos SA (b)	700	9,072
Hiscox Ltd.	306	6,246
Marsh & McLennan Companies, Inc.	99	9,905
Progressive Corp.	750	57,938
		294,165

TOTAL FINANCIALS		3,883,901

HEALTH CARE - 11.4%
Biotechnology - 1.6%
23andMe, Inc. (a)(c)(d)	35	464
Alexion Pharmaceuticals, Inc. (a)	339	33,202
Allogene Therapeutics, Inc.	100	2,726
bluebird bio, Inc. (a)	137	12,579
Neurocrine Biosciences, Inc. (a)	280	25,231
Regeneron Pharmaceuticals, Inc. (a)	234	64,912
Sage Therapeutics, Inc. (a)	91	12,766
Vertex Pharmaceuticals, Inc. (a)	1,763	298,687
Wuxi Biologics (Cayman), Inc. (a)(b)	500	5,104
		455,671
Health Care Equipment & Supplies - 4.3%
Abbott Laboratories	1,855	155,208
Alcon, Inc. (a)	479	27,921
Baxter International, Inc.	2,633	230,309
Boston Scientific Corp. (a)	186	7,568
Danaher Corp.	1,827	263,874
DexCom, Inc. (a)	626	93,424
Edwards Lifesciences Corp. (a)	996	219,030
Hoya Corp.	100	8,190
IDEXX Laboratories, Inc. (a)	26	7,070
Intuitive Surgical, Inc. (a)	138	74,510
ResMed, Inc.	149	20,131
Smith & Nephew PLC	300	7,225
Sonova Holding AG Class B	87	20,223
Stryker Corp.	448	96,902
		1,231,585
Health Care Providers & Services - 1.3%
UnitedHealth Group, Inc.	1,661	360,969
Health Care Technology - 0.5%
Cerner Corp.	238	16,224
Veeva Systems, Inc. Class A (a)	937	143,071
		159,295
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	106	5,342
IQVIA Holdings, Inc. (a)	568	84,848
Mettler-Toledo International, Inc. (a)	287	202,163
Thermo Fisher Scientific, Inc.	559	162,820
		455,173
Pharmaceuticals - 2.1%
AstraZeneca PLC:
(United Kingdom)	174	15,536
sponsored ADR	3,318	147,883
Eli Lilly & Co.	623	69,670
Hansoh Pharmaceutical Group Co. Ltd. (b)	6,000	18,373
Idorsia Ltd. (a)	630	15,490
Merck & Co., Inc.	1,418	119,367
Novartis AG sponsored ADR	977	84,901
Roche Holding AG (participation certificate)	92	26,787
Turning Point Therapeutics, Inc.	100	3,760
Zoetis, Inc. Class A	895	111,508
		613,275

TOTAL HEALTH CARE		3,275,968

INDUSTRIALS - 2.8%
Aerospace & Defense - 0.6%
Harris Corp.	300	62,592
Lockheed Martin Corp.	87	33,935
Northrop Grumman Corp.	59	22,113
TransDigm Group, Inc.	94	48,943
		167,583
Building Products - 0.1%
ASSA ABLOY AB (B Shares)	100	2,223
Toto Ltd.	903	34,007
		36,230
Commercial Services & Supplies - 0.4%
Cintas Corp.	394	105,631
Clean TeQ Holdings Ltd. (a)	8,100	1,667
Waste Connection, Inc. (United States)	47	4,324
		111,622
Electrical Equipment - 0.7%
AMETEK, Inc.	267	24,516
Fortive Corp.	2,464	168,932
Generac Holdings, Inc. (a)	122	9,557
		203,005
Industrial Conglomerates - 0.2%
General Electric Co.	7,727	69,079
Machinery - 0.0%
IDEX Corp.	97	15,896
Professional Services - 0.4%
CoStar Group, Inc. (a)	63	37,372
Experian PLC	705	22,529
FTI Consulting, Inc. (a)	416	44,092
		103,993
Road & Rail - 0.4%
Lyft, Inc.	108	4,411
Union Pacific Corp.	608	98,484
		102,895

TOTAL INDUSTRIALS		810,303

INFORMATION TECHNOLOGY - 33.2%
Communications Equipment - 0.2%
Motorola Solutions, Inc.	340	57,939
Telefonaktiebolaget LM Ericsson (B Shares)	647	5,167
		63,106
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	5,705	550,533
CDW Corp.	57	7,025
Keysight Technologies, Inc. (a)	317	30,828
		588,386
IT Services - 10.1%
Accenture PLC Class A	377	72,516
Adyen BV (a)(b)	57	37,550
Automatic Data Processing, Inc.	100	16,142
Elastic NV	168	13,833
EPAM Systems, Inc. (a)	181	33,000
Fidelity National Information Services, Inc.	37	4,912
Fiserv, Inc. (a)	117	12,120
Global Payments, Inc.	840	133,560
MasterCard, Inc. Class A	3,506	952,124
MongoDB, Inc. Class A (a)(e)	605	72,890
Netcompany Group A/S (a)(b)	200	7,977
Okta, Inc. (a)	985	96,983
PagSeguro Digital Ltd. (a)	200	9,262
PayPal Holdings, Inc. (a)	6,101	632,003
Shopify, Inc. Class A (a)	208	64,731
Twilio, Inc. Class A (a)	193	21,222
Visa, Inc. Class A	4,072	700,425
Wix.com Ltd. (a)	78	9,106
		2,890,356
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc. (a)	2,420	70,156
Analog Devices, Inc.	320	35,754
Applied Materials, Inc.	200	9,980
Marvell Technology Group Ltd.	500	12,485
Microchip Technology, Inc.	414	38,465
NVIDIA Corp.	1,140	198,440
NXP Semiconductors NV	276	30,117
Qualcomm, Inc.	1,445	110,225
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	200	9,296
Texas Instruments, Inc.	52	6,720
Xilinx, Inc.	996	95,516
		617,154
Software - 18.6%
Adobe, Inc. (a)	3,615	998,644
Alteryx, Inc. Class A (a)	106	11,388
Atlassian Corp. PLC (a)	1,098	137,733
Ceridian HCM Holding, Inc. (a)	400	19,748
Coupa Software, Inc. (a)	397	51,439
CyberArk Software Ltd. (a)	32	3,194
Datadog, Inc. Class A (a)	100	3,391
Dropbox, Inc. Class A (a)	1,364	27,512
Intuit, Inc.	998	265,408
Microsoft Corp.	11,813	1,642,361
Paycom Software, Inc. (a)	338	70,808
Rapid7, Inc. (a)	100	4,539
RingCentral, Inc. (a)	858	107,816
Salesforce.com, Inc. (a)	10,741	1,594,394
Slack Technologies, Inc. Class A (a)	300	7,119
SurveyMonkey	1,422	24,316
Tanium, Inc. Class B (a)(c)(d)	100	938
Workday, Inc. Class A (a)	2,187	371,703
		5,342,451
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co. Ltd.	200	8,181

TOTAL INFORMATION TECHNOLOGY		9,509,634

MATERIALS - 2.0%
Chemicals - 0.7%
Air Products & Chemicals, Inc.	83	18,414
Sherwin-Williams Co.	307	168,810
Westlake Chemical Corp.	312	20,442
		207,666
Metals & Mining - 1.3%
B2Gold Corp. (a)	4,102	13,345
Barrick Gold Corp.	300	5,199
Barrick Gold Corp. (Canada)	6,772	117,156
Franco-Nevada Corp.	908	82,737
Ivanhoe Mines Ltd. (a)	13,229	34,349
Kirkland Lake Gold Ltd.	1,253	56,131
Lundin Gold, Inc. (a)	900	5,197
Newcrest Mining Ltd.	1,304	30,585
Novagold Resources, Inc. (a)	2,336	14,194
Royal Gold, Inc.	52	6,407
		365,300

TOTAL MATERIALS		572,966

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	807	178,452
AvalonBay Communities, Inc.	62	13,350
Equity Residential (SBI)	599	51,670
Essex Property Trust, Inc.	32	10,453
		253,925
UTILITIES - 0.4%
Electric Utilities - 0.4%
NextEra Energy, Inc.	449	104,613
TOTAL COMMON STOCKS
(Cost $24,638,887)		28,207,254

Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(c)(d)	8	3,343
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(c)(d)	144	1,911
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,828)		5,254

Money Market Funds - 1.8%
Fidelity Cash Central Fund 1.96% (f)	487,359	487,457
Fidelity Securities Lending Cash Central Fund 1.96% (f)(g)	35,921	35,925
TOTAL MONEY MARKET FUNDS
(Cost $523,382)		523,382
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $25,167,097)		28,735,890
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(92,363)
NET ASSETS - 100%		$28,643,527

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $95,322 or 0.3% of net assets.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,656 or 0.0% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc.	12/7/18	$588
23andMe, Inc. Series F	8/31/17	$1,999
Roofoods Ltd. Series F	9/12/17	$2,829
Tanium, Inc. Class B	4/21/17	$496

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,971
Fidelity Securities Lending Cash Central Fund	822
Total	$10,793

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.